ORDINARY SHARES (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2024 CNY (¥) shares	May 31, 2023 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 $ / shares shares	Oct. 06, 2024 $ / shares shares	Dec. 31, 2014 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized			2,000,000,000						2,000,000,000	500,000,000
Ordinary shares , par value | $ / shares			$ 0.0001						$ 0.0001	$ 0.0001
Proceeds from Issuance Initial Public Offering	$ 62.3	¥ 447,967				¥ 447,967
Class A Restricted Share Unit [Member]
Class of Stock [Line Items]
Common stock, shares issued				9,598,439				7,980,281
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			121,079,448
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted			79,980,281
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			1,778,920,552	1,800,000,000				1,800,000,000	1,800,000,000
Ordinary shares , par value | $ / shares				$ 0.0001				$ 0.0001
Conversion of Stock, Shares Issued			34,402,503
Common stock, shares issued				173,811,951				167,811,951
Common Stock, Shares, Outstanding				157,198,537				159,831,670
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	12,330,000	12,330,000
Sale of Stock, Price Per Share | $ / shares	$ 5.50
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						12,330,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			100,000,000	100,000,000				100,000,000	100,000,000
Ordinary shares , par value | $ / shares				$ 0.0001				$ 0.0001	$ 0.0001
Conversion of Stock, Shares Issued			45,577,778
Common stock, shares issued				45,577,778				45,577,778
Common Stock, Shares, Outstanding				45,577,778				45,577,778
Series A redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding									20,000,000
Temporary stock, par value | $ / shares									$ 0.0001
Series B redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding									11,111,111
Temporary stock, par value | $ / shares									$ 0.0001
Series C redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding									26,111,112
Temporary stock, par value | $ / shares									$ 0.0001
Series C-1 redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding									16,164,778
Temporary stock, par value | $ / shares									$ 0.0001
Series C-2 redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding									4,843,800
Temporary stock, par value | $ / shares									$ 0.0001
Series D-1 redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding									14,528,465
Temporary stock, par value | $ / shares									$ 0.0001
Series D-2 redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding									28,320,182
Temporary stock, par value | $ / shares									$ 0.0001